SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT NOTE

14. SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2019, 25,000 shares which were purchased in December 2019 were cancelled.

Subsequent to December 31, 2019, the Company announced that it would proceed with a share repurchase plan in 2020. Under the terms of the plan, which commences on March 12, 2020, the Company will be able to repurchase up to 4,000,000 shares. In March 2020 the Company purchased 5,000 shares, which will be cancelled in the ordinary course of business.

Subsequent to December 31, 2019, 885,000 warrants were exercised at a strike price of CAD$0.50 per warrant and 885,000 common shares were issued. The remaining 365,000 warrants expired unexercised.

Currently, Covid-19 has not affected any of the Company's operations in Ghana. The first cases of Covid-19 were detected much later in Ghana than other parts of the world, and Government action has limited the incidence of transmission. The Company continues to monitor the potential effects on its operations and is implementing protocol to hopefully help in minimize its impact. However, investors are cautioned this is an evolving issue, and that there is not guarantee the Company's protocols will be effective.